Equity Incentive Plans (Details) - Summary of Activity in the Company's RSUs - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, Outstanding	209,494
Weighted-Average Grant Date Fair Value per Unit, Outstanding	$ 6.84
Number of units, Performance-based RSUs	4,000,000
Weighted-Average Grant Date Fair Value per Unit, Performance-based RSUs	$ 10.58
Number of units, Vested	(104,748)
Weighted-Average Grant Date Fair Value per Unit, Vested	$ 6.84
Number of units, Cancelled		670,000
Weighted-Average Grant Date Fair Value per Unit, Cancelled
Number of units, Outstanding	4,104,746	209,494
Weighted-Average Grant Date Fair Value per Unit, Outstanding	$ 10.48	$ 6.84